PENSIONS - Employer Contributions and Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
UK Scheme
Pensions:
Employer contributions	$ 171
Estimated future benefit payments:
2025	500
2026	400
2027	415
2028	425
2029	440
2030 - 2034	2,900
Marine Scheme
Pensions:
Employer contributions	2,119
Estimated future benefit payments:
2025	2,500
2026	2,400
2027	2,300
2028	2,200
2029	2,100
2030 - 2034	$ 9,000